Consolidated Statements of Stockholders' Equity - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Sep. 30, 2023				$ 74,925,851		$ (73,371,987)	$ 120,493		$ 1,674,357
Balance, shares at Sep. 30, 2023	[1]	37,432
Common stock issued for cash		$ 1		1,897,112					1,897,113
Common Stock issued for cash, shares	[1]	64,432
Issued private placement		$ 1		4,499,998					4,499,999
Issued private placement, shares	[1]	145,343
Other comprehensive income							312,906		312,906
Net loss						(8,972,735)			(8,972,735)
Reversal of stock option expense				(62,308)					(62,308)
Treasury stock
Treasury stock, shares	[1]	1,705
Balance at Sep. 30, 2024		$ 2		81,260,653		(82,344,722)	433,399		(650,668)
Balance, shares at Sep. 30, 2024	[1],[2]	248,912
Common stock issued for cash		$ 1		1,382,843					1,382,844
Common Stock issued for cash, shares	[2]	69,841
Common stock compensation, shares		$ 0		523,680					523,680
Common stock compensation	[2]	40,000
Issued private placement		$ 2		1,999,998					2,000,000
Issued private placement, shares	[2]	175,438
Issued warrants				1					1
Issued warrants, shares	[2]	2,799
Other comprehensive income							(192,038)		(192,038)
Net loss						(1,536,249)			(1,536,249)
Balance at Dec. 31, 2024		$ 5		85,167,175		(83,880,971)	241,361		1,527,570
Balance, shares at Dec. 31, 2024	[2]	536,990
Balance at Sep. 30, 2024		$ 2		81,260,653		(82,344,722)	433,399		(650,668)
Balance, shares at Sep. 30, 2024	[1],[2]	248,912
Net loss									(1,921,805)
Balance at Mar. 31, 2025		$ 15		95,167,165	(438,701)	(84,266,527)	178,844	(19,374)	10,621,422
Balance, shares at Mar. 31, 2025	[2]	1,509,871
Balance at Sep. 30, 2024		$ 2		81,260,653		(82,344,722)	433,399		(650,668)
Balance, shares at Sep. 30, 2024	[1],[2]	248,912
Common stock issued for cash		$ 15		$ 13,382,015					$ 13,382,030
Common Stock issued for cash, shares		1,459,388	[1]						1,459,388
Common stock compensation, shares	[1]	$ 50,000
Common stock compensation		1		641,878					641,879
Issued private placement		$ 79		$ 36,390,364					$ 36,390,443
Issued private placement, shares	[1]	7,880,438
Issued warrants
Issued warrants, shares	[1]	2,799
Other comprehensive income							(1,801)	(1,343)	(3,144)
Net loss						(4,883,396)		(7,159)	(4,890,555)
Acquisition of subsidiary		$ 2		856,743				803,719	$ 1,660,464
Acquisition of subsidiary, shares		184,167	[1]						184,167
Balance at Sep. 30, 2025		$ 99		132,531,653		(87,228,118)	431,598	795,217	$ 46,530,449
Balance, shares at Sep. 30, 2025	[1],[2]	9,825,704
Balance at Dec. 31, 2024		$ 5		85,167,175		(83,880,971)	241,361		1,527,570
Balance, shares at Dec. 31, 2024	[2]	536,990
Common stock issued for cash		$ 10		9,999,990	(438,701)				9,561,299
Common Stock issued for cash, shares	[2]	972,881
Other comprehensive income							(62,517)		(62,517)
Net loss						(385,556)			(385,556)
Non-controlling interests								(19,374)	(19,374)
Balance at Mar. 31, 2025		$ 15		95,167,165	(438,701)	(84,266,527)	178,844	(19,374)	10,621,422
Balance, shares at Mar. 31, 2025	[2]	1,509,871
Balance at Sep. 30, 2025		$ 99		132,531,653		(87,228,118)	431,598	795,217	46,530,449
Balance, shares at Sep. 30, 2025	[1],[2]	9,825,704
Common stock issued for cash		$ 4		1,999,996					2,000,000
Common Stock issued for cash, shares	[2]	416,667
Common stock compensation, shares		$ 4		1,163,972					1,163,976
Common stock compensation	[2]	363,970
Issued private placement		$ 36		16,177,464					16,177,500
Issued private placement, shares	[2]	3,595,000
Issued warrants		$ 13		10,088,603					10,088,616
Issued warrants, shares	[2]	1,282,051
Other comprehensive income							(15,522)	(1,566)	(17,088)
Net loss						(19,443,692)		17,419	(19,426,273)
Balance at Dec. 31, 2025		$ 156		161,961,688		(106,671,810)	416,076	811,070	56,517,180
Balance, shares at Dec. 31, 2025	[2]	15,483,392
Balance at Sep. 30, 2025		$ 99		132,531,653		(87,228,118)	431,598	795,217	46,530,449
Balance, shares at Sep. 30, 2025	[1],[2]	9,825,704
Net loss									(34,860,910)
Balance at Mar. 31, 2026		$ 901		161,960,943		(122,095,236)	403,981	818,157	41,088,746
Balance, shares at Mar. 31, 2026	[2]	89,971,288
Balance at Dec. 31, 2025		$ 156		161,961,688		(106,671,810)	416,076	811,070	56,517,180
Balance, shares at Dec. 31, 2025	[2]	15,483,392
Other comprehensive income							(13,181)	(1,825)	(15,006)
Net loss						(15,423,426)		(11,211)	(15,434,637)
Restricted stock award		$ 745		(745)
Restricted stock award, shares	[2]	74,487,896
Disposal of subsidiary							1,086	20,123	21,209
Balance at Mar. 31, 2026		$ 901		$ 161,960,943		$ (122,095,236)	$ 403,981	$ 818,157	$ 41,088,746
Balance, shares at Mar. 31, 2026	[2]	89,971,288

[1]	On December 5, 2025, the Company effected a 1-for-20 reverse stock split (the “Reverse Stock Split”) of its issued and outstanding shares of common stock, par value $0.00001 per share. As a result of the Reverse Stock Split, the number of issued and outstanding shares of common stock was reduced from 196,514,084 shares to approximately 9,825,704 shares, retroactively adjusted for all periods presented.
[2]	Retroactively adjusted to reflect the Reverse Stock Split.